Document and Entity Information	Nov. 18, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	PLAYA HOTELS & RESORTS N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	1-38012
Entity Tax Identification Number	98-1346104
Entity Address, Address Line One	Prins Bernhardplein 200
Entity Address, Postal Zip Code	1097 JB
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Country Region	31
City Area Code	20
Local Phone Number	808108
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.10 par value
Trading Symbol	PLYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001692412